S-K 1603, SPAC Sponsor; Conflicts of Interest	Apr. 24, 2026
Spac Sponsor Its Affiliates And Promoters Line Items
SPAC Sponsor, Controlling Persons [Table Text Block]

Unless otherwise indicated, we believe that all persons named in the table have sole voting and investment power with respect to all ordinary shares beneficially owned by them. The following table does not reflect record of beneficial ownership of any ordinary shares issuable upon conversion of warrants and rights as the warrant and rights are not convertible within sixty days of the date of this prospectus.

	Prior to Offering		After Offering(2)
Name and Address of Beneficial Owner(1)	Amount and Nature of Beneficial Ownership	Approximate Percentage of Outstanding Ordinary Shares	Amount and Nature of Beneficial Ownership	Approximate Percentage of Outstanding Ordinary Shares
Kin (Stephen) Sze(3)	-	-	-	-
Man Kai (Anthony) Ho(3)	-	-	-	-
Pok Yu (Augustine) Chow(3)	-	-	-	-
Hiu Man (Elliott) Cheng(3)	-	-	-	-
Hin Wing (Simon) Wong(3)	-	-	-	-
All directors and executive officers (five individuals) as a group	-	-	-	-
Other Five Percent or Greater Shareholders
SB Capital Holding Corporation(3)	3,833,333	100.00%	3,626,583	26.61%

(1)	Unless otherwise indicated, the business address of each of the individuals is c/o Ocean Capital Acquisition Corporation, 1209 Orange St, Wilmington, DE 19801, USA and our telephone number is +1 (323) 242-0766.

(2)	Based on 13,626,583 ordinary shares which assumes no exercise of the over-allotment option (and, therefore, an aggregate of 500,000 ordinary shares held by our sponsor are forfeited) and includes 143,250 ordinary shares in the private placement and 150,000 Representative Shares.

(3)	Represents shares held by SB Capital Holding Corporation, our sponsor. The sole director of SB Capital Holding Corporation is Kin (Stephen) Sze, who exercises sole voting and dispositive powers with respect to the shares held by SB Capital Holding Corporation. Poseidon Ocean Corporation, a British Virgin Islands company wholly owned and controlled by Mr. Kin (Stephen) Sze, our CEO owns 99.48% of the outstanding shares of our sponsor. In addition, each of our other officers and directors, Pok Yu (Augustine) Chow, Hui Man (Elliott) Cheng, and Hin Wing (Simon) Wong, owns 0.13% of the outstanding shares of our sponsor. The address for our sponsor is Ritter House, Wickhams Cay II, PO Box 3170, Road Town, Tortola VG 1110, British Virgin Islands.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the insider shares, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Insider shares

Additionally, our initial shareholders have agreed not to transfer, assign or sell any of the insider shares (except to certain permitted transferees) and for a period that is the earlier of (A) 180 days after the date of the Business Combination or (B) the date on which we complete a liquidation, merger, stock exchange or other similar transaction after an initial Business Combination that results in all of the Company’s public stockholders having the right to exchange their shares of Common Stock for cash, securities or other property, (the “Lock-Up Period”) and shall not, (i) offer, pledge,   sell, contract to sell, sell any option or contract to purchase, lend, or otherwise transfer or dispose of, directly or indirectly, any shares of capital stock of the Company or any securities convertible into or exercisable or exchangeable for shares of capital stock of the Company; (ii) file or caused to be filed any registration statement with the SEC relating to the offering of any shares of capital stock of the Company or any securities convertible into or exercisable or exchangeable for shares of capital stock of the Company; (iii) complete any offering of debt securities of the Company, other than entering into a line of credit with a traditional bank or (iv) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of capital stock of the Company, whether any such transaction described in clause (i), (ii), (iii) or (iv) above is to be settled by delivery of shares of capital stock of the Company or such other securities, in cash or otherwise.

SB Capital Holding Corporation Kin (Stephen) Sze Pok Yu (Augustine) Chow Hui Man (Elliott) Cheng Hin Wing (Simon) Wong

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s charter documents; (g) by virtue of the laws of the British Virgin Islands or our sponsor’s Charter documents upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Units in private placement	Not applicable	SB Capital Holding Corporation Kin (Stephen) Sze Pok Yu (Augustine) Chow Hui Man (Elliott) Cheng Hin Wing (Simon) Wong	Not applicable

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	The following table summarizes the other relevant pre-existing fiduciary or contractual obligations of our officers and directors. These fiduciary duties require our officers and directors to dedicate a portion—or, in some cases, substantially all—of their business time to their respective responsibilities and portfolio companies. Additionally, our officers and directors may have fiduciary obligations to present acquisition opportunities to the entities to which they owe these duties. In the event that the relevant director or officer or our Board and officers determine that a conflict of interest has arisen with regards to pre-existing fiduciary or contractual obligations of our officers and directors, our Board and officers will require that such director or officer with conflicting interests recuse themself from all decisions pertaining to the circumstances giving rise to the conflict of interest. Our amended and restated memorandum and articles of association following our listing on NYSE will also provide that a director shall forthwith after becoming aware of the fact that he/she is interested in a transaction entered into or to be entered into by the Company, disclose the interest to all other directors of the Company.
Name of Individual(1)	Name of Affiliated Company	Affiliation
Mr. Kin (Stephen) Sze	Silverbricks Asset Management Company Limited	Executive Director
	Metal Sky Star Acquisition Corp	Chief Financial Officer
	Nova Vision Acquisition Corporation	Minority Beneficial Owner
	Proficient Alpha Acquisition Corp	Chief Executive Officer and Director from March 2019 to June 2020
Dr. Man Kai (Anthony) Ho	N/A	N/A

Dr. Pok Yu (Augustine) Chow	Harmony Asset Management Limited	Chairman
	Celsion Corporation	Director
	Delphinium Female Leadership Fund Ltd.	Director

Dr. Hiu Man (Elliott) Cheng	Success Investment Group Holding Limited	General Manager and Executive Director
	Infinity Asset Management Limited	Senior Vice President

Mr. Hin Wing (Simon) Wong	Hermitage Capital HK Limited	Managing Partner and Responsible Officer
	CRCC High-Tech Equipment Corporation Limited	Independent Non-executive Director
	Guangzhou Baiyunshan Pharmaceutical Holdings Company Limited	Independent Non-executive Director
	Inner Mongolia Yitai Coal Co., Ltd	Independent Non-executive Director
	Wine’s Link International Holdings Limited	Independent Non-executive Director
	Jiangxi Bank Co., Ltd	Independent Non-executive Director
	Zhaoke Ophthalmology Limited	Independent Non-executive Director

(1)	Each of the entities listed in this table may have competitive interests with our company with respect to the performance by each individual listed in this table of his or her obligations